Exhibit 99.6

Client Name:
Client Project Name:	PRKCM 2026-AFC7
Start - End Dates:	7/27/2026 - 10/06/2026
Deal Loan Count:	362

Conditions Report 2.0

Loans in Report:	362
Loans with Conditions:	54

0 - Total Active Conditions

54 - Total Satisfied Conditions

45 - Credit Review Scope
14 - Category: Application
3 - Category: Assets
1 - Category: Credit/Mtg History
8 - Category: Insurance
5 - Category: Legal Documents
14 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal
8 - Compliance Review Scope
4 - Category: Documentation
2 - Category: Finance Charge Tolerance
2 - Category: XXX Home Equity
8 - Total Waived Conditions

8 - Credit Review Scope
3 - Category: Credit/Mtg History
2 - Category: LTV/CLTV
3 - Category: Terms/Guidelines

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